Segment Information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segment Information

36. Segment Information

a) General information

After April 1, 2023, the Group disposed of two PRC subsidiaries, YMA DG and Forwell. As a result, the Group operates as a single reporting segment, primarily engaged in bicycle, racket, and other businesses.

b) Information about segment profit or loss

At December 31, 2025, the information on segment profit or loss, assets, and liabilities is consistent with the information in the consolidated financial statements; please refer to the consolidated balance sheets and consolidated statements of comprehensive (loss) income.

Revenue of the group in bicycle, racket, crank, service provision and other businesses as follows:

	Bicycle frame	Racket	Crank	Service provision	Others	Total
Year ended December 31, 2025
Revenue
External customers	$4,678,501	$184,663	$1,515,032	$3,160,000	$388,323	$9,926,519

Year ended December 31, 2024
Revenue
External customers	$14,400,846	$1,684,837	$686,657	$-	$791,645	$17,563,985

Year ended December 31, 2023
Revenue
External customers	$15,219,005	$7,042,493	$-	$-	$1,516,454	$23,777,952

c) Information by products

Revenue of the group in bicycle, racket, crank, service provision and other businesses as of December 31, 2025, 2024 and 2023 is as follows:

	Bicycle frame	Racket	Crank	Service provision	Others	Total
Year ended December 31, 2025
Revenue	$4,678,501	$184,663	$1,515,032	$3,160,000	$388,323	$9,926,519

Year ended December 31, 2024
Revenue	$14,400,846	$1,684,837	$686,657	$-	$791,645	$17,563,985

Year ended December 31, 2023
Revenue	$15,219,005	$7,042,493	$-	$-	$1,516,454	$23,777,952

d) Geographical information

The Group’s revenue from external customers by location of operations and information about its non-current assets by location of assets are as follows:

	Year ended December 31, 2025	As of December 31, 2025	Year ended December 31, 2024	As of December 31, 2024
	Revenue	Non-current assets	Revenue	Non-current assets
Taiwan	$106,990	$914,736	$87,641	$813,261
China	181,233	-	-	-
Others	9,638,296	342,892	17,476,344	332,966
	$9,926,519	$1,257,628	$17,563,985	$1,146,227

Non-current assets do not include non-current financial assets at fair value through other comprehensive (loss) income, non-current financial assets at amortized cost, and deferred tax assets, net.

e) Major customer information

Major customers representing at least 10% of net revenue of the Group for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Segment	Revenue	Segment	Revenue	Segment
A	$3,298,300	Bicycle frame	$10,171,716	Bicycle frame	$9,654,223	Bicycle frame
B	3,324,470	Service, Bicycle frame and Racket	(ii)	N/A	(ii)	N/A
C	(i)	Racket	(i)	Racket	3,481,345	Racket
D	(i)	Bicycle frame	(i)	Bicycle frame	2,401,287	Bicycle frame
	$6,622,770		$10,171,716		$15,536,855

(i)	Less than 10% of total revenue of the Group.

(ii)	No such customer in financial years 2024 and 2023.